Share-based payments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Options	Dec. 31, 2024 USD ($) Options	Dec. 31, 2023 USD ($)
Share-based payments
Share-based expense, production cost	$ 1,427	$ 434	$ 660
Cash-settled share-based expense	839	201	463
Equity-settled share-based expense	203	1,054	640
Share-based payment settled in share capital	60	83	351
Share-based payment settled in share capital	(41)	220
Options exercised	95	37
Share capital
Share-based payments
Share-based payment settled in share capital	60	83	351
Share-based payment settled in share capital	766	220
Options exercised	95	37
Performance units (PUs)
Share-based payments
Share-based payment liability	2,410	1,045
Share-based expense, production cost	1,401	324	660
Cash-settled share-based expense	839	201	463
Performance units (PUs) | Share capital
Share-based payments
Share-based payment settled in share capital	$ 60	$ 83	351
Performance units (PUs) | Minimum
Share-based payments
Performance period	1 year
Performance multiplier	26.00%	28.00%
Performance units (PUs) | Maximum
Share-based payments
Performance period	3 years
Performance multiplier	83.00%	110.00%
Equity-settled performance units (EPUs)
Share-based payments
Performance period	3 years
Share-based expense, production cost	$ 26	$ 110	0
Equity-settled share-based expense	168	652	640
Equity-settled performance units (EPUs) | Share capital
Share-based payments
Share-based payment settled in share capital	$ 766	$ 0
Equity-settled performance units (EPUs) | Minimum
Share-based payments
Performance multiplier	26.00%	42.00%
Equity-settled performance units (EPUs) | Maximum
Share-based payments
Performance multiplier	83.00%	105.00%
Equity restricted share units (ERSUs)
Share-based payments
Equity-settled share-based expense	$ 35	$ 402	0
Share option programs
Share-based payments
Equity-settled share-based expense	$ 0	$ 0	0
Option life	10 years
Number of shares that may be issued under share compensation, as percentage of aggregate issued and outstanding shares	10.00%
Number of share options outstanding | Options	0	10,000
Options exercised	$ 95	$ 37	$ 0